Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 12 - LEASES

The Company’s leases relate to vehicles leases and to short term lease of Company’s offices.

The components of lease expenses during the periods presented were as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Operating lease expenses	45	29
Short-term lease expenses	88	60
Total lease expenses	133	89

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	45	29

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2020	2019
	USD in thousands
Weighted-average remaining lease term (in years)	1.85	1.4
Weighted-average discount rate	10%	10%

The maturities of lease liabilities under operating leases as of December 31, 2020 are as follows:

USD in thousands
2021	63
2022	47
2023	8
Total undiscounted lease payments	118
Less: Imputed interest	(11)
Total lease liabilities	107